Cover	May 08, 2024
Cover [Abstract]
Entity Registrant Name	IGEN NETWORKS CORPORATION
Entity Central Index Key	0001393540
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 08, 2024
Entity File Number	333-141875
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-5879021
Entity Address Address Line 1	28375 Rostrata Ave
Entity Address City Or Town	Lake Elsinore
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92532
City Area Code	951
Local Phone Number	226-7142
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false